Schedule Of All Related Party Balances Payable For Services And Business Expense Reimbursements Rendered (Details) - CAD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Notes and other explanatory information [abstract]
Payable to officers and directors	$ 111,230	$ 127,925
Amounts payable, related party transactions	$ 111,230	$ 127,925